Components of Other Comprehensive Income/(Loss) (Tables)	12 Months Ended
Mar. 31, 2026
Components Of Other Comprehensive Incomeloss
Schedule of changes in accumulated other comprehensive loss

The following table summarizes the changes in the accumulated balance for each component of accumulated other comprehensive (loss)/ income attributable to the Company.

	March 31,
	2024	2025	2026
Actuarial loss on defined benefit plan:
Actuarial loss on obligation	(6,449)	(3,061)	(3,690)
Income tax expense	(443)	-	-
Total	(6,006)	(3,061)	(3,690)

Foreign currency translation:
Foreign currency translation differences	(15,027)	202,414	(239,038)
Balance at the end of year	(21,033)	199,353	(242,728)